Condensed Parent Company Only Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities:
Net loss	$ (4,388)	$ (4,833)	$ (4,923)	$ (7,404)	$ (21,183)	$ (26,494)	$ (18,675)	$ (31,650)	$ (21,548)	$ (98,002)	$ (210,356)
Adjustments:
Amortization of intangible assets and fair value adjustments									1,720	615	(726)
Stock-based compensation expense									165	110	157
Other-than-temporary impairment of securities										401	67
Change in other assets									(363)	18,232	9,878
Change in other liabilities									(4,198)	(7,501)	3,869
Net cash provided by (used in) operating activities									736	(33,015)	21,734
Investing Activities:
Proceeds from sales of equity securities									3,456	4,630	9,147
Net decrease in loans									4,422	242,990	212,304
Net cash provided by investing activities									54,060	342,270	53,647
Financing Activities:
Issuance of right offering shares, net									43,921	0	9,741
Issuance of stock offering shares, net									47,135	15,515	260,260
Common stock repurchased									(15)	0
Preferred dividends paid and amortization of preferred stock discount										0	1,506
Forfeiture of nonvested stock										0	(38)
Net cash provided by (used in) financing activities									(91,646)	(632,100)	185,487
Increase (decrease) in cash and cash equivalents									(36,850)	(322,845)	260,868
Cash and cash equivalents at beginning of period				138,067				460,912	138,067	460,912	200,044
Cash and cash equivalents at end of period	101,217				138,067				101,217	138,067	460,912
Parent [Member]
Operating Activities:
Net loss									(21,548)	(98,002)	(210,356)
Adjustments:
Equity in undistributed loss of subsidiaries									24,550	94,237	208,896
Amortization of intangible assets and fair value adjustments									491	1,101	1,100
Stock-based compensation expense									165	110	157
Other-than-temporary impairment										93	67
Change in other assets									(4,949)	3,313	(1,061)
Change in other liabilities									(3,953)	(1,282)	6,128
Net cash provided by (used in) operating activities									(5,244)	(523)	4,931
Investing Activities:
Proceeds from sales of equity securities											1,305
Net decrease in loans
Investment in subsidiaries									(66,000)	(38,000)	(230,000)
Net cash provided by investing activities									(66,000)	(38,000)	(228,695)
Financing Activities:
Net decrease in borrowings											(23,500)
Distributed non-controlling interest									(2,563)	(782)	(579)
Issuance of private placement shares, net									47,135		260,260
Issuance of right offering shares, net									43,921		9,741
Issuance of stock offering shares, net										15,515
Common stock repurchased									(15)
Preferred dividends paid and amortization of preferred stock discount											1,506
Forfeiture of nonvested stock											(38)
Net cash provided by (used in) financing activities									88,478	14,733	247,390
Increase (decrease) in cash and cash equivalents									17,234	(23,790)	23,626
Cash and cash equivalents at beginning of period				4,250				28,040	4,250	28,040	4,414
Cash and cash equivalents at end of period	$ 21,484				$ 4,250				$ 21,484	$ 4,250	$ 28,040